Investments (Details) - USD ($)	9 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Statement [Line Items]
Begining balance	$ 762,149
Current	3,485,424	$ 756,100
Non current	5,926
Additions	3,485,424
Redemptions	(738,000)
Effects of foreign exchange	(18,223)
Ending balance	3,491,350
Bank of Montreal [Member] | Guaranteed Investment Certificate [Member]
Statement [Line Items]
Begining balance	0
Additions	500,000
Effects of foreign exchange	0
Ending balance	500,000
A2ZCryptoCap Inc. [Member] | Ordinary Stock Shares Member
Statement [Line Items]
Begining balance	6,049
Additions	0
Redemptions	0
Effects of foreign exchange	(123)
Ending balance	5,926
Royal Bank Of Canada [Member] | Guaranteed Investment Certificate Member
Statement [Line Items]
Begining balance	756,100
Additions	0
Redemptions	(738,000)
Effects of foreign exchange	(18,100)
Ending balance	0
Royal Bank Of Canada One [Member] | Guaranteed Investment Certificate One Member
Statement [Line Items]
Begining balance	0
Additions	2,985,424
Redemptions	0
Effects of foreign exchange	0
Ending balance	$ 2,985,424